Preferred, Common Stock and Additional Paid in Capital - Equity (Details) (USD $)	Jun. 30, 2014 Preferred Stock	Dec. 31, 2013 Preferred Stock	Nov. 23, 2009 Common Stock	Nov. 22, 2009 Common Stock
Preferred Stock:
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Issued	0	0
Common Stock:
Common Stock - Shares Authorized			300,000,000	100,000,000
Common Stock - Par Value			$ 0.01	$ 0.01